SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Advance To Suppliers Net
Advances to Suppliers	$ 2,259,387	$ 16,546,521
Less: allowance for credit losses	(968,836)
Advances to Suppliers, net	$ 1,290,551	$ 16,546,521